EXPLORATION AND EVALUATION ASSETS (Details Narrative)	12 Months Ended
Jan. 31, 2018
Robertson Property [Member]
Disclosure of detailed information about business combination [line items]
Description of business combination

The Company has certain interests in 108 patented and unpatented lode mining claims located in Lander County, Nevada, subject to net smelter returns (“NSR”) on production ranging from 4% to 10%, and which certain leases provide for advanced royalty payments.

Norma Sass Property [Member]
Disclosure of detailed information about business combination [line items]
Description of business combination

The Company holds a 100% interest in the 36 Norma Sass mining claims located in Lander County, Nevada. Expenditures incurred on the Ruf claims have been classified to Ruf and Norma Sass claims in the exploration expenditure table.

Ownership interest percentage	100.00%
JDN Hilltop Crest [Member]
Disclosure of detailed information about business combination [line items]
Description of business combination

The Company holds a 100% interest in 27 claims in the Hilltop District, Lander County, Nevada. Expenditures incurred on the Ruf claims have been classified to JDN and Eagle claims in the exploration expenditure table.

Ownership interest percentage	100.00%
Eagle Claims [Member]
Disclosure of detailed information about business combination [line items]
Description of business combination

The Company holds a 100% interest in 45 claims in the Eagle Claims situated in the Shoshone Range, Lander County, Nevada. Expenditures incurred on the Ruf claims have been classified to JDN and Eagle claims in the exploration expenditure table.

Ownership interest percentage	100.00%